Note 3 - Other Intangible Assets (Detail) - Schedule of finite-lived intangible assets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Definite-lived intangibles	$ 15,000	$ 15,000
Accumulated amortization/Write off	(15,000)	1,000
Definite-lived intangibles, net	0	14,000
Total other intangible assets	$ 0	$ 14,000